Derivative Financial Instruments (Fair Value of the Company's Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Assets	$ 1,182	$ 1,369
Liabilities	(2,391)	(713)
Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	147	1,219
Liabilities	(1,519)	(354)
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets	1,035	150
Liabilities	(872)	(359)
Forward Foreign Exchange Contracts [Member] | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets		141
Liabilities	(70)	(59)
Forward Foreign Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets
Liabilities	(22)
Currency Swaps and Options [Member] | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	147	181
Liabilities	(710)	(60)
Currency Swaps and Options [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets	41
Liabilities	(32)
Spot Transactions [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets
Liabilities	(91)
Embedded Currency Derivatives [Member] | Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets		897
Liabilities	(739)	(235)
Embedded Currency Derivatives [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets	994	150
Liabilities	$ (727)	$ (359)